Note 14 - Non-controlling Interest	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
Note
14
– Non-Controlling Interest

On
December 29, 2017,
the Company, jointly with an individual investor, organized Revolution Blockchain, LLC (“RB”), a Colorado limited liability company for the purpose of developing, marketing and monetizing games and applications that, other than for payment purposes, write to or read from a blockchain, with ownership interests of
96%
and
4%
for the Company and the individual investor, respectively.

In connection with entering into the RB joint venture with the individual investor, RB issued to the individual investor a four
percent (
4%
) membership interest as a Class A Member of RB for an aggregate purchase price of
$100,000.
The Class A Members have the right to convert their entire initial capital investment into shares of the Company’s common stock at a conversion price of
$40.00
per share. RB shall distribute to the Class A Members
no
later than (i)
forty-five
days from the end of each fiscal quarter and (ii)
ninety
days from the end of each fiscal year, on a pro rata basis,
50%
of all net revenue earned by RB in the previous fiscal period, as applicable, until the Class A Members have received two
times the Class A Member’s initial capital commitment. At such time the distribution percentage shall be decreased from
50%
to
20%
of net revenue. For purposes of illustration, for each
$100,000
Initial Capital Commitment, a Class A Member shall initially receive a
10%
distribution right of Net Revenue until such time as such Class A Member has received
$200,000.
At such time, such Class A Member’s distribution right shall decrease from
10%
to
4%
of the Net Revenue.

On
March 26, 2018,
the Company purchased the
4%
interest in its Revolution Blockchain, LLC majority-owned subsidiary that it did not
otherwise own for a purchase price equal to the following: (i)
$100,000
in cash and (ii) the issuance of a
three
-year common stock warrant to purchase up to
1,875
shares of the Company’s common stock at an exercise price of
$40.00.
Following the transaction, Revolution Blockchain LLC became a wholly-owned subsidiary of the Company.